11. Advances from Related Parties (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Due to related party	$ 246,157	$ 89,359	$ 157,203
Chief Financial Officer [Member]
Due to related party		89,359	142,203
Shareholder [Member]
Due to related party		$ 0	$ 15,000